SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 92.2%
Australia — 0.7%
$3,377,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	$3,447,361
4,896,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	5,144,818
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	17,457
143,548	Quintis Australia Pty Ltd., PIK, 12.00%, 10/1/28(a),(b),(c)	—
		8,609,636
Canada — 4.7%
12,640,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	12,556,638
3,489,000	AltaGas Ltd., 7.20%, 10/15/54(a),(d)	3,610,756
3,914,000	Bombardier, Inc., 6.75%, 6/15/33(a)	4,140,722
2,992,000	Garda World Security Corp., 8.38%, 11/15/32(a)	3,052,215
2,895,000	Hudbay Minerals, Inc., 4.50%, 4/1/26(a)	2,897,502
5,977,000	New Gold, Inc., 6.88%, 4/1/32(a)	6,348,340
9,249,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	9,054,950
3,456,000	NOVA Chemicals Corp., 9.00%, 2/15/30(a)	3,690,627
13,432,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30(a)	13,416,871
		58,768,621
France — 1.2%
4,173,000	Forvia SE, 6.75%, 9/15/33(a)	4,293,075
4,691,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	4,760,410
5,648,000	Societe Generale SA, 8.50%, (a),(d),(e)	6,164,782
		15,218,267
Germany — 0.8%
9,788,000	ZF North America Capital, Inc., 7.50%, 3/24/31(a)	9,904,487

Italy — 0.5%
6,736,000	Fibercop SpA, Series 2033, 6.38%, 11/15/33(a)	6,687,135

Jamaica — 0.5%
6,259,000	Digicel International Finance Ltd. / Difl US LLC, 8.63%, 8/1/32(a)	6,497,224

Japan — 1.7%
5,784,000	Kioxia Holdings Corp., 6.25%, 7/24/30(a)	5,955,102
4,958,000	Kioxia Holdings Corp., 6.63%, 7/24/33(a)	5,161,638
4,553,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	5,093,016
4,372,000	Rakuten Group, Inc., 11.25%, 2/15/27(a)	4,672,682
		20,882,438

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Luxembourg — 0.7%
$3,871,000	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 5/21/30(a)	$4,038,208
5,868,000	Altice Financing SA, 5.00%, 1/15/28(a)	4,112,416
		8,150,624
Mexico — 0.7%
3,467,000	Banco Mercantil del Norte SA, 8.38%, (a),(d),(e)	3,635,326
4,916,000	Banco Mercantil del Norte SA, 8.75%, (a),(d),(e)	5,255,380
		8,890,706
Netherlands — 0.2%
2,976,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	2,657,131

Spain — 0.8%
9,032,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, (d),(e)	9,673,476

United Kingdom — 4.1%
7,614,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	7,980,954
4,616,000	Barclays Plc, 8.00%, (d),(e)	4,912,028
5,206,000	Barclays Plc, 9.63%, (d),(e)	5,882,483
5,746,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	6,102,399
10,076,000	Virgin Media Finance Plc, 5.00%, 7/15/30(a)	8,883,227
9,462,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	8,743,221
2,824,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	2,939,448
5,025,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	4,699,259
		50,143,019
United States — 75.6%
12,210,000	1261229 BC Ltd., 10.00%, 4/15/32(a)	12,717,061
4,137,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(a)	4,031,943
6,729,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	7,006,885
3,582,000	Acushnet Co., 5.63%, 12/1/33(a)	3,629,104
3,518,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	3,433,612
4,609,000	Advance Auto Parts, Inc., 7.38%, 8/1/33(a)	4,638,585
3,884,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 3/31/31(a)	3,929,679
10,426,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 4.63%, 1/15/27(a)	10,426,159
7,838,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	8,264,262
6,779,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	6,694,904
5,884,000	Ally Financial, Inc., 6.65%, 1/17/40(d)	5,928,417
6,026,000	AMC Networks, Inc., 10.25%, 1/15/29(a)	6,314,158
5,669,000	American Airlines, Inc., 7.25%, 2/15/28(a)	5,794,104
7,544,000	American Axle & Manufacturing, Inc., 7.75%, 10/15/33(a)	7,685,167
6,035,000	American National Group, Inc., 7.00%, 12/1/55(d)	6,054,068
9,124,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 6/1/28(a)	9,437,760

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$7,058,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 6/1/30(a)	$7,520,741
6,559,000	AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(a)	6,902,212
9,096,167	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	9,099,748
6,698,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	6,794,762
10,874,000	APLD ComputeCo LLC, 9.25%, 12/15/30(a)	10,665,510
5,698,000	Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/32(a)	5,915,670
4,065,000	Avantor Funding, Inc., 3.88%, 11/1/29(a)	3,889,866
6,641,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	6,635,912
4,399,000	Axalta Coating Systems LLC, 3.38%, 2/15/29(a)	4,227,979
5,881,000	Beach Acquisition Bidco LLC, PIK, 10.00%, 7/15/33(a)	6,465,147
5,848,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	6,215,804
2,681,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	2,889,127
6,436,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(d)	6,641,859
6,375,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	6,601,863
6,482,000	California Resources Corp., 7.00%, 1/15/34(a)	6,397,571
6,065,000	Carnival Corp., 5.13%, 5/1/29(a)	6,137,179
13,636,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	13,126,105
1,247,500	Carvana Co., PIK, 9.00%, 6/1/30(a)	1,307,618
7,201,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	6,888,725
5,435,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	5,390,350
7,483,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	7,474,493
3,858,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(a)	3,862,806
6,156,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	6,278,865
3,604,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	3,825,426
5,100,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	5,573,559
5,476,000	Citigroup, Inc., 6.63%, (d),(e)	5,551,306
5,675,000	Civitas Resources, Inc., 9.63%, 6/15/33(a)	6,117,664
2,944,000	Clear Channel Outdoor Holdings, Inc., 7.13%, 2/15/31(a)	3,081,242
3,681,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33(a)	3,899,117
4,560,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	4,809,235
4,704,000	Cleveland-Cliffs, Inc., 7.38%, 5/1/33(a)	4,890,391
12,534,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	12,696,649
5,495,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	5,751,674
8,992,716	CMG Media Corp., 8.88%, 6/18/29(a)	7,725,178
7,675,000	Commercial Metals Co., 5.75%, 11/15/33(a)	7,849,454
8,795,000	Comstock Resources, Inc., 6.75%, 3/1/29(a)	8,817,710
3,875,000	CoreWeave, Inc., 9.00%, 2/1/31(a)	3,540,623
4,080,000	CoreWeave, Inc., 9.25%, 6/1/30(a)	3,794,866
6,263,000	CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(a)	6,393,923

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$4,829,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	$3,831,544
2,644,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	2,639,147
3,000,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29(a)	3,135,858
5,803,000	Directv Financing LLC, 8.88%, 2/1/30(a)	5,870,915
1,275,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31(a)	1,303,316
1,522,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	1,530,467
2,520,000	Discovery Communications LLC, 3.95%, 3/20/28	2,476,474
5,410,000	Discovery Communications LLC, 5.00%, 9/20/37	4,331,389
8,000,000	DISH DBS Corp., 5.75%, 12/1/28(a)	7,827,587
5,302,000	Domtar Corp., 6.75%, 10/1/28(a)	4,450,329
9,753,000	Element Solutions, Inc., 3.88%, 9/1/28(a)	9,541,387
6,369,000	Energizer Holdings, Inc., 6.00%, 9/15/33(a)	6,106,384
5,132,000	Enviri Corp., 5.75%, 7/31/27(a)	5,138,103
2,305,000	EW Scripps Co. (The), 9.88%, 8/15/30(a)	2,301,104
3,985,000	Focus Financial Partners LLC, 6.75%, 9/15/31(a)	4,121,148
8,304,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	8,213,074
2,982,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	3,027,110
5,304,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	5,300,807
7,324,000	Freedom Mortgage Holdings LLC, 7.88%, 4/1/33(a)	7,586,813
5,032,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	5,276,632
5,178,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	5,258,209
7,970,000	General Motors Financial Co., Inc., Series A, 5.75%, (d),(e)	7,887,133
5,209,000	Global Medical Response, Inc., 7.38%, 10/1/32(a)	5,423,594
5,107,000	Gray Media, Inc., 10.50%, 7/15/29(a)	5,497,383
4,801,000	Griffon Corp., 5.75%, 3/1/28	4,809,393
4,389,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(d)	4,577,625
3,527,000	Herc Holdings, Inc., 5.75%, 3/15/31(a)	3,577,598
2,120,000	Herc Holdings, Inc., 7.00%, 6/15/30(a)	2,229,778
3,779,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	3,876,021
4,608,000	Howard Midstream Energy Partners LLC, 6.63%, 1/15/34(a)	4,714,635
9,606,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	9,593,293
9,053,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	8,713,128
5,572,000	JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 9/20/31(a)	5,612,456
3,842,000	K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(a)	3,918,512
4,392,000	K Hovnanian Enterprises, Inc., 8.38%, 10/1/33(a)	4,462,646
6,218,000	Kodiak Gas Services LLC, 6.50%, 10/1/33(a)	6,347,078
7,502,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	7,420,978
5,758,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	5,185,496
9,316,000	LBM Acquisition LLC, 9.50%, 6/15/31(a)	9,682,676
4,936,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	4,684,237
8,925,000	Level 3 Financing, Inc., 6.88%, 6/30/33(a)	9,133,843
3,478,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	3,748,938
7,534,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	8,261,089
5,793,000	Lightning Power LLC, 7.25%, 8/15/32(a)	6,160,748

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$6,823,000	Lindblad Expeditions LLC, 7.00%, 9/15/30(a)	$7,113,270
4,118,000	Long Ridge Energy LLC, 8.75%, 2/15/32(a)	4,381,043
5,462,307	Lumen Technologies, Inc., 4.13%, 4/15/29(a)	5,440,166
4,151,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	4,187,601
6,691,000	Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(a)	6,426,161
4,446,000	McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	4,467,317
4,052,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	4,271,261
9,261,000	Medline Borrower LP, 3.88%, 4/1/29(a)	9,055,012
7,885,000	MGM Resorts International, 4.75%, 10/15/28	7,863,554
5,954,000	Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	5,721,984
4,743,000	Millrose Properties, Inc., REIT, 6.25%, 9/15/32(a)	4,789,909
1,114,000	Millrose Properties, Inc., REIT, 6.38%, 8/1/30(a)	1,139,416
4,251,000	NCL Corp. Ltd., 5.88%, 1/15/31(a)	4,236,350
5,660,000	NCL Corp. Ltd., 6.75%, 2/1/32(a)	5,797,441
2,912,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	2,919,477
6,055,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	5,976,148
3,856,000	Newell Brands, Inc., 8.50%, 6/1/28(a)	4,039,120
13,432,000	Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26(a)	13,093,765
1,928,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(a)	1,824,247
6,161,000	OneMain Finance Corp., 3.50%, 1/15/27	6,101,883
4,009,000	Osaic Holdings, Inc., 6.75%, 8/1/32(a)	4,187,192
6,986,000	Paramount Global, 6.38%, 3/30/62(d)	6,532,799
8,878,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	9,287,383
7,885,000	PRA Group, Inc., 8.88%, 1/31/30(a)	8,188,825
5,673,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	5,901,268
4,399,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	4,318,662
6,971,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	7,191,045
3,521,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(a)	3,470,207
6,687,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	6,890,425
6,497,000	SBA Communications Corp., REIT, 3.88%, 2/15/27	6,437,374
5,146,000	Scripps Escrow II, Inc., 3.88%, 1/15/29(a)	4,729,538
5,884,000	Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	6,152,661
8,924,000	Sirius XM Radio LLC, 4.00%, 7/15/28(a)	8,720,078
4,237,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 4/15/27	4,217,477
2,951,000	SM Energy Co., 6.75%, 8/1/29(a)	2,972,969
5,495,000	SM Energy Co., 7.00%, 8/1/32(a)	5,406,786
9,359,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	9,410,330
6,819,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/29(a)	6,661,388
5,239,000	Standard Industries, Inc., 4.75%, 1/15/28(a)	5,222,600
3,114,000	Sunoco LP, 5.63%, 3/15/31(a)	3,130,370
9,151,000	Sunoco LP, 7.88%, (a),(d),(e)	9,384,385
3,733,000	Synergy Infrastructure Holdings LLC, 7.88%, 12/1/30(a)	3,881,009
3,822,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	3,949,784

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,837,000	Tenet Healthcare Corp., 6.13%, 10/1/28	$1,844,467
6,094,000	Under Armour, Inc., 7.25%, 7/15/30(a)	6,112,763
6,309,000	United Airlines, Inc., 4.63%, 4/15/29(a)	6,274,202
7,364,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, REIT, 8.63%, 6/15/32(a)	7,259,841
5,131,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	4,054,391
3,531,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(a)	3,614,723
6,103,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(a)	6,596,542
12,490,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	12,307,555
7,337,000	VoltaGrid LLC, 7.38%, 11/1/30(a)	7,270,466
372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(c),(f)	—
7,118,000	Voyager Parent LLC, 9.25%, 7/1/32(a)	7,549,872
6,207,000	Warnermedia Holdings, Inc., 4.28%, 3/15/32	5,449,105
8,352,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	5,899,074
498,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	329,111
4,759,000	White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	4,919,117
4,510,000	William Carter Co. (The), 7.38%, 2/15/31(a)	4,659,066
5,428,000	WR Grace Holdings LLC, 6.63%, 8/15/32(a)	5,500,598
6,675,000	WULF Compute LLC, 7.75%, 10/15/30(a)	6,875,855
4,092,000	XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(a)	4,155,086
4,221,000	XPLR Infrastructure Operating Partners LP, 8.38%, 1/15/31(a)	4,430,386
3,165,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(a)	3,326,544
		935,938,316
Total Corporate Bonds		1,142,021,080
(Cost $1,125,717,884)
U.S. Treasury Obligations — 0.7%
United States — 0.7%
9,060,000	U.S. Treasury Bill - When Issued, 3.55%, 6/18/26(g)	8,912,853

Total U.S. Treasury Obligations		8,912,853
(Cost $8,913,342)

Shares
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR(h),*	4,797

United States — 0.00%
70,137	Quintis Ltd.(b),(c),*	0

Total Common Stocks		4,797
(Cost $3)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49(b),(c),(h),*	$0

Total Rights/Warrants		0
(Cost $0)
Investment Company — 1.9%
23,091,101	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (i)	23,091,101
Total Investment Company		23,091,101
(Cost $23,091,101)
Total Investments		$1,174,029,831
(Cost $1,157,722,330) — 94.8%
Other assets in excess of liabilities — 5.2%		64,402,090
NET ASSETS — 100.0%		$1,238,431,921

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(h)	Security delisted or issuer in bankruptcy.
(i)	Affiliated investment.
*	Non-income producing security.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

December 31, 2025 (Unaudited)
Credit default swaps sell protection as of December 31, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
5.00%	Markit CDX HY Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	3.14	USD	12,000	$899,777	$32,986	$932,763
5.00%	Markit CDX HY Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	3.14	USD	2,000	151,299	4,162	155,461
Total								$1,051,076	$37,148	$1,088,224

Abbreviations used are defined below:
ICS - Implied Credit Spread
REIT - Real Estate Investment Trust
USD - United States Dollar